SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF NET INCOME (LOSS) PER SHARE

The net income (loss) per share presented in the statements of operations is based on the following:

	For the Year Ended December 31,
	2024		2023
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Particulars	Shares	Shares	Shares	Shares
Basic and diluted net income/(loss) per share:
Weighted-average shares outstanding	4,622,502	2,280,500	6,870,217	2,280,500
Ownership percentage	67%	33%	75%	25%
Numerators:
Allocation of net loss including accretion of temporary equity	(951,429)	(469,385)	(631,513)	(209,624)
Interest earned on investment held in trust account	2,581,773	-	3,580,311	-
Accretion of temporary equity to redemption value (extension deposit)	550,000	-	165,000	-
Allocation of net income/(loss)	2,180,344	(469,385)	3,113,798	(209,624)
Denominators:
Weighted-average shares outstanding	4,622,502	2,280,500	6,870,217	2,280,500
Basic and diluted net income/(loss) per share	0.47	(0.21)	0.45	(0.09)

SCHEDULE OF INITIAL PUBLIC OFFERING PROCEEDS TO COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

At December 31, 2024, the ordinary shares reflected in the balance sheets are reconciled in the following table:

Ordinary Shares subject to possible redemption, December 31, 2023	$50,880,604
Less:
Withdrawn in connection with redemption	(35,956,676)
Plus:
Accretion for ordinary shares subject to redemption (income earned on investment held in trust account)	2,581,773
Accretion for ordinary shares subject to redemption (extension deposit)	550,000

Ordinary shares subject to possible redemption, December 31, 2024	$18,055,701